REVENUE FROM SINGLE-FAMILY RENTAL PROPERTIES	12 Months Ended
Dec. 31, 2022
Investment property [abstract]
REVENUE FROM SINGLE-FAMILY RENTAL PROPERTIES	REVENUE FROM SINGLE-FAMILY RENTAL PROPERTIES
The components of the Company's revenue from single-family rental properties are as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021

Base rent	$520,196	$363,510
Other revenue(1)(2)	39,840	24,371
Non-lease component	85,549	58,034
Total revenue from single-family rental properties(2)	$645,585	$445,915
(1) Other revenue includes revenue earned on ancillary services and amenities as well as lease administrative fees.
(2) The comparative period has been reclassified to conform with the current period presentation. Resident recoveries of $4,172, which were previously recorded as a reduction in direct operating expenses, have been reclassified to other revenue from single-family rental properties.